Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of deferred contract costs
Installations and conversions in progress	$ 104	$ 87
Incremental contract origination costs completed, net	127	96
Costs to fulfill a contract, net	123	117
Total deferred contract costs, net	354	300
Amortization of deferred contract costs	$ 102	$ 71	$ 58